Commitments (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of contingent liabilities
Trade receivables	€ 1,837	€ 2,977
Janssen Pharmaceutica NV | NBTXR3
Disclosure of contingent liabilities
Trade receivables	6,100
Janssen Pharmaceutica NV | Technology Transfer and Technical Assistance
Disclosure of contingent liabilities
Trade receivables	€ 200